Segment information - Schedule of asset and income by segment (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Biopharmaceutical [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Interest expense (income)		$ (44,710)		$ (69,438)
Total operating expenses		4,678,014		12,928,428
Net (loss) income		(4,803,197)		(23,442,178)
Total Consolidated [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Interest expense (income)		(100,420)		(258,369)
Total operating expenses		4,678,127		12,928,989
Net (loss) income		(4,747,600)		(23,253,808)
Strategic Investments [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Interest expense (income)		(55,710)		(188,931)
Total operating expenses		113		561
Net (loss) income		$ 55,597		$ 188,370
Reportable segments [member] | Biopharmaceutical [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Current assets	$ 13,028,198		$ 13,028,198		$ 6,478,353
Non-current assets	4,303,070		4,303,070		4,682,556
Current liabilities	7,560,022		7,560,022		6,058,294
Interest expense (income)	(17,626)		34,491
Total operating expenses	3,554,971		8,814,630
Net (loss) income	(474,188)		(17,320,962)
Reportable segments [member] | Total Consolidated [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Current assets	13,028,198		13,028,198		6,478,353
Non-current assets	4,303,070		4,303,070		4,682,556
Current liabilities	7,560,022		7,560,022		$ 6,058,294
Interest expense (income)	(17,623)		33,983
Total operating expenses	3,555,060		8,814,955
Net (loss) income	(474,279)		(17,320,779)
Reportable segments [member] | Strategic Investments [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Interest expense (income)	3		(508)
Total operating expenses	89		325
Net (loss) income	$ (91)		$ 183